GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impairment Test on Markets	The number of markets tested, assumptions used in the Greenfield Method, and resulting impairments, which were each recorded within the TV Media segment, were as follows:

Test Period	Markets Tested	Discount Rate	Long-Term Growth Rate	Markets Impaired	Impairment
Second Quarter 2025	6	7.50%	(2)%	6	$157
Third Quarter 2024	14	7.50%	(2)%	5	$104
Second Quarter 2024	8	8%	—%	2	$15

Schedule of Changes in Book Value of Goodwill by Segment
The following tables present the changes in the book value of goodwill by segment.

	TV Media	Direct-to-Consumer	Filmed Entertainment	Total
Balance at December 31, 2023 (Predecessor) (a)	$11,168	$2,728	$2,620	$16,516
Impairment	(5,981)	—	—	(5,981)
Foreign currency	(27)	—	—	(27)
Balance at December 31, 2024 (Predecessor) (a)	5,160	2,728	2,620	10,508
Disposition	(20)	—	—	(20)
Foreign currency	—	—	—	—
Balance at August 6, 2025 (Predecessor) (b)	5,140	2,728	2,620	10,488

	Studios	Direct-to-Consumer	TV Media	Total
Balance at August 7, 2025 (Successor) (b)	$40	$947	$—	$987
Acquisition	—	—	183	183
Measurement period adjustments	64	325	41	430
Balance at December 31, 2025 (Successor)	$104	$1,272	$224	$1,600
(a) The carrying amount of goodwill at the TV Media segment for the Predecessor periods included accumulated impairment losses of $19.34 billion and $13.35 billion at December 31, 2024 and 2023, respectively.
(b) In connection with the pushdown of the Ultimate Parent’s basis, goodwill was reduced by $9.54 billion on August 7, 2025 (see Note 2). Skydance goodwill of $40 million is also reflected in the Successor balance as of August 7, 2025.
Schedule of Indefinite-lived Intangible Assets
Our intangible assets were as follows:

		Accumulated
At December 31, 2025 (Successor)	Gross	Amortization	Net
FCC and other broadcasting licenses	$2,554	$(34)	$2,520
Trade names	1,509	(38)	1,471
Affiliate relationships	1,004	(158)	846
Subscriber relationships	1,080	(216)	864
Franchises	326	(13)	313
Developed technology	258	(34)	224
Total intangible assets	$6,731	$(493)	$6,238

		Accumulated
At December 31, 2024 (Predecessor)	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$241	$(166)	$75
Licenses	127	(68)	59
Customer agreements	121	(103)	18
Other intangible assets	238	(196)	42
Total intangible assets subject to amortization	727	(533)	194
FCC licenses	2,165	—	2,165
International broadcast licenses	13	—	13
Other intangible assets	34	—	34
Total intangible assets	$2,939	$(533)	$2,406

Schedule of Finite-lived Intangible Assets
Our intangible assets were as follows:

		Accumulated
At December 31, 2025 (Successor)	Gross	Amortization	Net
FCC and other broadcasting licenses	$2,554	$(34)	$2,520
Trade names	1,509	(38)	1,471
Affiliate relationships	1,004	(158)	846
Subscriber relationships	1,080	(216)	864
Franchises	326	(13)	313
Developed technology	258	(34)	224
Total intangible assets	$6,731	$(493)	$6,238

		Accumulated
At December 31, 2024 (Predecessor)	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$241	$(166)	$75
Licenses	127	(68)	59
Customer agreements	121	(103)	18
Other intangible assets	238	(196)	42
Total intangible assets subject to amortization	727	(533)	194
FCC licenses	2,165	—	2,165
International broadcast licenses	13	—	13
Other intangible assets	34	—	34
Total intangible assets	$2,939	$(533)	$2,406

Schedule of Amortization Expense	Amortization expense was as follows:

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Amortization expense	$493	$15	$28	$35

Schedule of Expected Aggregate Annual Amortization Expense
We expect our aggregate annual amortization expense for existing intangible assets for each of the years, 2026 through 2030, to be as follows:

	2026	2027	2028	2029	2030
Future amortization expense	$1,235	$947	$396	$214	$214